Pensions and Post Retirement Benefits - Pre-tax Actuarial Gains and (Losses) Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Gain (loss) on defined benefit pension plans	$ 12.2	$ (34.1)
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial net gains (losses) on plan assets and change in asset ceiling	(69.2)	18.6
Actuarial net gains (losses) on benefit obligations	74.1	(53.0)
Gain (loss) on defined benefit pension plans	4.9	(34.4)
Post retirement benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial net gains (losses) on benefit obligations	$ 7.3	$ 0.3